Income Taxes (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2012 Investment in foreign subsidiaries PRC USD ($)	Dec. 31, 2012 Investment in foreign subsidiaries PRC CNY	Dec. 31, 2012 Investment in foreign subsidiaries Germany
Deferred tax liability not recognized
Withholding income tax rate for dividends distributed (as a percent)						10.00%	10.00%	26.375%
Deferred income tax liability for the undistributed earnings						$ 25,488	158,792
Undistributed earnings of foreign subsidiaries						254,879	1,587,922
Interest and penalties related to unrecognized tax benefits	0	0	0
Period of statute of limitations				3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount				5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years				$ 16	100
Period of statute of limitations for transfer pricing issues				10 years	10 years